Accounts and Transactions with Related Parties - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Petroleos delta, S. A. [member] | Purchase of jet fuel [member]
Disclosure of transactions between related parties [line items]
Related party	$ 290,172	$ 229,899	$ 248,944
ASSA compania de seguros, S. A. [member] | Insurance [member]
Disclosure of transactions between related parties [line items]
Related party	8,527	7,128	9,170
Desarrollo inmobiliario del este, S. A. [member] | Property leasing [member]
Disclosure of transactions between related parties [line items]
Related party	3,625	3,795	2,982
Profuturo administradora de fondos de pension y cesantia [member] | Payments [member]
Disclosure of transactions between related parties [line items]
Related party	2,386	3,238
Motta International [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	1,632	1,646	1,290
Cable Onda, S. A. [member] | Communications [member]
Disclosure of transactions between related parties [line items]
Related party	1,448	1,625
GBM International, Inc. [member] | Technological support [member]
Disclosure of transactions between related parties [line items]
Related party	273	272	533
Galindo, arias and lopez [member] | Legal services [member]
Disclosure of transactions between related parties [line items]
Related party	373	341	271
Global Brands Panama, S. A. [member] | Purchase [member]
Disclosure of transactions between related parties [line items]
Related party	79	67	47
Panama air cargo terminal [member] | Handling [member]
Disclosure of transactions between related parties [line items]
Related party	4,869
Lubricantes Delta, S. A. [member] | Fuel accessories [member]
Disclosure of transactions between related parties [line items]
Related party		63
Editora del caribe, S. A. [member] | Advertising [member]
Disclosure of transactions between related parties [line items]
Related party	4	(162)	22
Banco general, S. A. [member] | Interest income [member]
Disclosure of transactions between related parties [line items]
Related party	$ (2,986)	$ (1,284)	$ (1,301)